Nature of Business and Organization (Details)					12 Months Ended
	Aug. 18, 2022 USD ($)	Aug. 18, 2022 CAD ($)	Jan. 10, 2022 USD ($)	Aug. 27, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 11, 2024	Jun. 14, 2023 USD ($)	Jan. 17, 2023 USD ($)	Aug. 27, 2022 USD ($)	Jun. 01, 2022 shares
Nature of Business and Organization [Line Items]
Aggregate value (in Dollars)					$ 230,000,000		$ 230,000,000
Equivalent (in Dollars)	$ 45,500				221,760	$ 810,371	$ 300,122
Upland promised to pay (in Dollars)			$ 4,395,230	$ 1,574,079
Commercial loan fixed rate (in Dollars)			$ 3,000,000
Fixed rate percentage			3.79%
Upland purchased warehouse (in Dollars)			$ 4,395,230			$ 4,395,230
Original principal amount (in Dollars)					$ 110,000				$ 3,700,000	$ 294,985	$ 1,574,079
Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Voting percentage					50.00%
Hydroman [Member]
Nature of Business and Organization [Line Items]
Voting percentage												100.00%
Photon Technology (Canada) Ltd [Member]
Nature of Business and Organization [Line Items]
Voting percentage	100.00%
Total consideration	$ 62,571	$ 62,571
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Interest rate percentage				4.90%
Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage								84.70%
Merger Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage	100.00%							100.00%
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage												56.30%
Share Exchange Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage												100.00%
Director [Member] | Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Voting percentage					84.70%		84.70%
Common Stock [Member]
Nature of Business and Organization [Line Items]
Issuing shares (in Shares) | shares												6,844,000